N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
Entity Central Index Key	0001015343
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Group Variable Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to your Contract depending on the version of the Contract that you own. The surrender charge is imposed on the gross withdrawal amount.
●GVA I contract. A surrender charge may apply to a surrender or withdrawal of
Purchase Payment during the first 15 Participation Years, up to 5% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge up to $5,000 on the Purchase Payment withdrawn. This charge will be greater if there are also taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after 15 Participation Years.
●GVA II contract. A surrender charge may apply to a surrender or withdrawal of
Purchase Payment during the first 15 Participation Years, up to 6% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge up to $6,000 on the Purchase Payment withdrawn. This charge will be greater if there are also taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after 15 Participation Years.
●GVA III contract. There are no surrender charges for this Contract.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes:
If you participate in a tax deferred retirement plan that allows Participant loans, you may be eligible to take a loan against your Contract Value. Depending on your state of residence, a one-time fee of up to $50 may be charged to set up and process a loan and the outstanding amount of the loan is subject to loan interest and a loan maintenance fee. A one-time fee of up to $30 will be charged to set up the Systematic Withdrawal
Option.
●Fee Tables ●Charges, Other Deductions, and Adjustments
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page in your
Contract for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to your Contract depending on the version of the Contract that you own. The surrender charge is imposed on the gross withdrawal amount.
●GVA I contract. A surrender charge may apply to a surrender or withdrawal of
Purchase Payment during the first 15 Participation Years, up to 5% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge up to $5,000 on the Purchase Payment withdrawn. This charge will be greater if there are also taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after 15 Participation Years.
●GVA II contract. A surrender charge may apply to a surrender or withdrawal of
Purchase Payment during the first 15 Participation Years, up to 6% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge up to $6,000 on the Purchase Payment withdrawn. This charge will be greater if there are also taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after 15 Participation Years.
●GVA III contract. There are no surrender charges for this Contract.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments – Surrender Charge

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes:
If you participate in a tax deferred retirement plan that allows Participant loans, you may be eligible to take a loan against your Contract Value. Depending on your state of residence, a one-time fee of up to $50 may be charged to set up and process a loan and the outstanding amount of the loan is subject to loan interest and a loan maintenance fee. A one-time fee of up to $30 will be charged to set up the Systematic Withdrawal
Option.
●Fee Tables ●Charges, Other Deductions, and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page in your
Contract for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.05%
Investment Options (of Other Amount) Minimum [Percent]	0.23%
Investment Options (of Other Amount) Maximum [Percent]	1.32%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee. Certain contracts or plans may be eligible for a breakpoint charge of 0.75%
Investment Options Footnotes [Text Block]	2 As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,500	Highest Annual Cost: $3,076
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive fund fees and expenses ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,500
Highest Annual Cost [Dollars]	$ 3,076
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes: ●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●A surrender or withdrawal from GVA I and GVA II contracts may result in surrender charges. Any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.
●The benefits of tax deferral and long-term income also mean the
Contract is more beneficial to investors with a long-term investment horizon.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Fee Tables ●Principal Risks ●Withdrawals ●Fixed Side of the Contract
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the available investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account ●Fixed Side of the Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-341-0441 or visiting www.LincolnFinancial.com.
●Principal Risks ●Fixed Side of the Contract

Investment Restrictions [Text Block]	Yes:●Not all investment options may be available for investment under your Contract.●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.●Currently, there is no charge for transfers. ●We reserve the right to remove or substitute the funds that are available as investment options under the Contract.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. ●This potential conflict of interest may influence your registered representative to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	●If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that Contractowners or Participants will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account. State premium taxes may also be deducted.
TRANSACTION EXPENSESSurrender Charge (contingent deferred sales charge) (as a percentage of an Account Value withdrawn):
GVA I	GVA II	GVA III
5%*	6%*	None
*The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges, Other Deductions, and Adjustments — Surrender Charge.Systematic withdrawal option fee: $30Loan establishment fee (per loan): $50  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$25

Base Contract Expenses (as a percentage of average Contract Value)
“Standard” Charge	1.00%
“Breakpoint” Charge[2]	0.75%
Loan Maintenance Fee (as a percentage of amount of loans)	3.00%
[1]The annual fee, per Participant, may be paid by an employer per Participants. It is not charged during the annuity period. We may reduce or waive these charges in certain situations. See Charges, Other Deductions, and Adjustments.[2]Only certain contracts or plans are eligible for a breakpoint charge. See Charges, Other Deductions, and Adjustments.The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.23%	1.32%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.23%	1.19%
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Transaction Expenses [Table Text Block]
GVA I	GVA II	GVA III
5%*	6%*	None
Administrative Expense (Annual Account Fee):[1]	$25

Other Transaction Fee, Maximum [Dollars]	$ 30
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$25

Base Contract Expenses (as a percentage of average Contract Value)
“Standard” Charge	1.00%
“Breakpoint” Charge[2]	0.75%
Loan Maintenance Fee (as a percentage of amount of loans)	3.00%
[1]The annual fee, per Participant, may be paid by an employer per Participants. It is not charged during the annuity period. We may reduce or waive these charges in certain situations. See Charges, Other Deductions, and Adjustments.[2]Only certain contracts or plans are eligible for a breakpoint charge. See Charges, Other Deductions, and Adjustments.
Administrative Expense, Maximum [Dollars]	$ 25
Administrative Expense, Footnotes [Text Block]	The annual fee, per Participant, may be paid by an employer per Participants. It is not charged during the annuity period. We may reduce or waive these charges in certain situations. See Charges, Other Deductions, and Adjustments.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense (of Other Amount), Maximum [Percent]	3.00%
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.23%	1.32%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.23%	1.19%
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	1.32%
Portfolio Company Expenses, Footnotes [Text Block]	Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
GVA I Standard*	$7,514	$12,743	$18,252	$28,160
GVA II Standard*	$8,540	$13,824	$19,392	$30,758
GVA III Standard*	$2,361	$7,274	$12,453	$26,660

No Surrender Example [Table Text Block]	2) If you do not surrender your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
GVA I Standard*	$2,381	$7,334	$12,554	$26,861
GVA II Standard*	$2,381	$7,334	$12,554	$26,861
GVA III Standard*	$2,361	$7,274	$12,453	$26,660
*Examples shown may be less for plans qualifying for “breakpoint” mortality and expense risk charge.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal RisksThe principal risks of investing in the Contract include:Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon.Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. We reserve the right to remove or substitute any funds as investment options that are available under the Contract.Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. Transfer Risk. There may be restrictions on the number of transfers for Participants in the GVA III Contract. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time.Loan Risk. The amount of the loan collateral does not participate in the investment experience of the Subaccounts; therefore, loans can impact the Contract Value and Death Benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due.Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar-Cost Averaging	Allows you to automatically transfer a designated amount from certain Subaccount, or the fixed side of the contract, into one or more Subaccounts on a monthly basis for 1, 2 or 3 years.	None
●Minimum amount to be dollar cost
averaged is $10,000 for 1 year, and
$25,000 for 2 years and 3 years.
●Different time periods may be offered for
new Purchase Payments and for
transfers of Contract Value.
●State variations may exist.

Systemic Transfer Service	Allows you to fully liquidate your fixed account balance over four years and automatically transfer to one or more of the Subaccounts.	None	●This service is only available for GVA III Participants.
Account Sweep Service	Allows you to keep designated amount in on Subaccount or the fixed account.	None	●Beginning May 1, 2010, this service will no longer be available unless the Contractowner has enrolled prior to that date. ●Automatically transfer excess amount to other Subaccounts of your choice.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Rebalancing my take place quarterly, semi-annually or annually.
Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	You may be eligible to take a loan against your Contract Value.	●One-time fee of up to $50 to set up and process loan. ●Annual loan maintenance fee of 3.00% (as a percentage of loan amount).
●Only available to Participants in a tax
deferred retirement plan that allows
Participant loans.
●Loans are subject to a variety of
limitations, including restrictions as to
the loan amount, the loan’s duration, the
rate of interest, and the manner of
repayment.
●Loan collateral does not participate in the
investment experience of the Sub-
Accounts, which can impact the Contract
Value and Death Benefit, even if the loan
is repaid in full.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar-Cost Averaging	Allows you to automatically transfer a designated amount from certain Subaccount, or the fixed side of the contract, into one or more Subaccounts on a monthly basis for 1, 2 or 3 years.	None
●Minimum amount to be dollar cost
averaged is $10,000 for 1 year, and
$25,000 for 2 years and 3 years.
●Different time periods may be offered for
new Purchase Payments and for
transfers of Contract Value.
●State variations may exist.

Systemic Transfer Service	Allows you to fully liquidate your fixed account balance over four years and automatically transfer to one or more of the Subaccounts.	None	●This service is only available for GVA III Participants.
Account Sweep Service	Allows you to keep designated amount in on Subaccount or the fixed account.	None	●Beginning May 1, 2010, this service will no longer be available unless the Contractowner has enrolled prior to that date. ●Automatically transfer excess amount to other Subaccounts of your choice.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Rebalancing my take place quarterly, semi-annually or annually.
Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	You may be eligible to take a loan against your Contract Value.	●One-time fee of up to $50 to set up and process loan. ●Annual loan maintenance fee of 3.00% (as a percentage of loan amount).
●Only available to Participants in a tax
deferred retirement plan that allows
Participant loans.
●Loans are subject to a variety of
limitations, including restrictions as to
the loan amount, the loan’s duration, the
rate of interest, and the manner of
repayment.
●Loan collateral does not participate in the
investment experience of the Sub-
Accounts, which can impact the Contract
Value and Death Benefit, even if the loan
is repaid in full.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable OptionsThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-341-0441 or by sending an email request to pwmixccontact@lfg.com.The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Large Cap Growth Portfolio - Class B advised by AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.19%[2]	6.02%	3.02%	9.80%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 2 advised by Capital Research and Management Company	0.65%[2]	21.62%	8.23%	12.17%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 2 advised by Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
Long-term growth of capital.	American Funds® IS International Fund - Class 2 advised by Capital Research and Management Company	0.72%[2]	26.77%	3.40%	7.00%
Capital appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.93%	10.50%	5.29%	4.89%
To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	0.51%[2]	14.98%	5.67%	7.13%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.79%	21.24%	15.08%	15.49%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2	0.69%	12.99%	4.57%	7.11%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2	0.71%	14.23%	5.25%	7.75%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2	0.74%	15.16%	5.98%	8.61%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class 2	0.78%	16.42%	7.28%	9.72%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class 2	0.82%	18.44%	8.73%	10.59%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class 2	0.85%	19.53%	9.16%	10.82%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class 2	0.85%	19.50%	9.15%	10.81%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class 2	0.85%	19.53%	9.16%	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class 2	0.85%	19.53%	9.17%	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
Long-term growth of capital.	Janus Henderson Global Research Portfolio - Institutional Shares	0.82%	20.92%	12.51%	12.93%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	9.62%	6.49%	8.03%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	18.71%	6.10%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.85%	5.76%	2.61%	3.01%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.86%[2]	8.92%	2.71%	3.68%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	5.52%	12.10%	12.09%
Capital appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	2.90%	4.58%	9.91%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.66%	13.14%	13.67%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	6.72%	-0.34%	2.54%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	7.25%	-0.44%	2.24%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	34.31%	9.07%	7.89%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	9.79%	3.39%	4.90%
Long-term capital growth.	LVIP Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	13.51%	9.09%	8.29%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	13.54%	5.57%	6.20%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	11.52%	4.70%	5.65%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	12.10%	4.39%	5.54%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%[2]	1.51%	9.02%	7.33%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	6.39%	-3.30%	0.36%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	36.38%	11.24%	7.90%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	4.51%	3.09%	2.51%
Total return and, as a secondary objective, high current income.	LVIP Nomura High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.26%	4.07%	5.88%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	8.53%	8.77%	9.34%
Maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.44%	15.06%	12.98%	13.53%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%[2]	0.72%	5.24%	3.74%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.37%[2]	6.80%	-0.73%	1.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund)	0.61%[2]	14.37%	6.61%	6.63%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.38%[2]	31.18%	8.66%	8.00%
Capital appreciation. A fund of funds.	LVIP State Street International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Managed Volatility Fund)	0.62%[2]	25.00%	6.81%	5.57%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.23%	17.60%	14.16%	14.55%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.38%[2]	12.46%	5.73%	9.18%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	17.28%	7.16%	7.59%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.64%[2]	13.02%	5.48%	6.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	14.99%	6.85%	7.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	18.14%	8.89%	9.21%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	19.65%	9.74%	10.05%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	19.77%	9.93%	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	11.04%	7.41%	12.90%
Long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio - I Class	0.87%	13.71%	12.83%	12.94%
Capital appreciation.	Nomura VIP Small Cap Value Series - Service Class	1.04%	7.83%	8.93%	8.84%
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price International Stock Portfolio	0.95%[2]	18.41%	3.92%	7.10%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.[4]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.[5]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Variable Option [Line Items]
Prospectuses Available [Text Block]	Variable OptionsThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-341-0441 or by sending an email request to pwmixccontact@lfg.com.The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Large Cap Growth Portfolio - Class B advised by AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.19%[2]	6.02%	3.02%	9.80%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 2 advised by Capital Research and Management Company	0.65%[2]	21.62%	8.23%	12.17%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 2 advised by Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
Long-term growth of capital.	American Funds® IS International Fund - Class 2 advised by Capital Research and Management Company	0.72%[2]	26.77%	3.40%	7.00%
Capital appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.93%	10.50%	5.29%	4.89%
To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	0.51%[2]	14.98%	5.67%	7.13%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.79%	21.24%	15.08%	15.49%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2	0.69%	12.99%	4.57%	7.11%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2	0.71%	14.23%	5.25%	7.75%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2	0.74%	15.16%	5.98%	8.61%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class 2	0.78%	16.42%	7.28%	9.72%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class 2	0.82%	18.44%	8.73%	10.59%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class 2	0.85%	19.53%	9.16%	10.82%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class 2	0.85%	19.50%	9.15%	10.81%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class 2	0.85%	19.53%	9.16%	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class 2	0.85%	19.53%	9.17%	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
Long-term growth of capital.	Janus Henderson Global Research Portfolio - Institutional Shares	0.82%	20.92%	12.51%	12.93%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	9.62%	6.49%	8.03%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	18.71%	6.10%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.85%	5.76%	2.61%	3.01%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.86%[2]	8.92%	2.71%	3.68%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	5.52%	12.10%	12.09%
Capital appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	2.90%	4.58%	9.91%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.66%	13.14%	13.67%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	6.72%	-0.34%	2.54%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	7.25%	-0.44%	2.24%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	34.31%	9.07%	7.89%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	9.79%	3.39%	4.90%
Long-term capital growth.	LVIP Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	13.51%	9.09%	8.29%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	13.54%	5.57%	6.20%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	11.52%	4.70%	5.65%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	12.10%	4.39%	5.54%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%[2]	1.51%	9.02%	7.33%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	6.39%	-3.30%	0.36%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	36.38%	11.24%	7.90%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	4.51%	3.09%	2.51%
Total return and, as a secondary objective, high current income.	LVIP Nomura High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.26%	4.07%	5.88%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	8.53%	8.77%	9.34%
Maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.44%	15.06%	12.98%	13.53%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%[2]	0.72%	5.24%	3.74%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.37%[2]	6.80%	-0.73%	1.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund)	0.61%[2]	14.37%	6.61%	6.63%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.38%[2]	31.18%	8.66%	8.00%
Capital appreciation. A fund of funds.	LVIP State Street International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Managed Volatility Fund)	0.62%[2]	25.00%	6.81%	5.57%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.23%	17.60%	14.16%	14.55%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.38%[2]	12.46%	5.73%	9.18%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	17.28%	7.16%	7.59%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.64%[2]	13.02%	5.48%	6.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	14.99%	6.85%	7.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	18.14%	8.89%	9.21%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	19.65%	9.74%	10.05%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	19.77%	9.93%	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	11.04%	7.41%	12.90%
Long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio - I Class	0.87%	13.71%	12.83%	12.94%
Capital appreciation.	Nomura VIP Small Cap Value Series - Service Class	1.04%	7.83%	8.93%	8.84%
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price International Stock Portfolio	0.95%[2]	18.41%	3.92%	7.10%

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed OptionsThe following is a list of fixed account options currently available under the Contract. We may change the features of the fixed account options listed below, offer new fixed account options, and terminate existing fixed account options. We will provide you with written notice at least 30 days prior to the date of any change. Depending on the optional benefits you choose, you may not be able to invest in a fixed account option.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	N/A	3.00%
DCA Fixed Account	3 –60 months	3.00%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	N/A	3.00%
DCA Fixed Account	3 –60 months	3.00%

Group Variable Annuity | AB VPS Large Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.88%
Group Variable Annuity | AB VPS Sustainable Global Thematic Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Group Variable Annuity | American Funds® IS Global Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Group Variable Annuity | American Funds® IS Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Group Variable Annuity | American Funds® IS Growth-Income Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Group Variable Annuity | American Funds® IS International Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS International Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Group Variable Annuity | DWS Alternative Asset Allocation VIP Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Group Variable Annuity | Fidelity® VIP Asset Manager 50 Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Group Variable Annuity | Fidelity® VIP Contrafund® Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Group Variable Annuity | Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Group Variable Annuity | Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Group Variable Annuity | Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Group Variable Annuity | Fidelity® VIP Freedom 2035 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Group Variable Annuity | Fidelity® VIP Freedom 2040 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Group Variable Annuity | Fidelity® VIP Freedom 2045 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Group Variable Annuity | Fidelity® VIP Freedom 2050 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Group Variable Annuity | Fidelity® VIP Freedom 2055 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Group Variable Annuity | Fidelity® VIP Freedom 2060 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Group Variable Annuity | Fidelity® VIP Growth Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Initial Class
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
Group Variable Annuity | Janus Henderson Global Research Portfolio - Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio - Institutional Shares
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	20.92%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	12.93%
Group Variable Annuity | LVIP American Century Balanced Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.62%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Group Variable Annuity | LVIP Baron Growth Opportunities Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(10.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	8.78%
Group Variable Annuity | LVIP BlackRock Global Allocation Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.71%
Average Annual Total Returns, 5 Years [Percent]	6.10%
Group Variable Annuity | LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	3.01%
Group Variable Annuity | LVIP BlackRock Real Estate Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Group Variable Annuity | LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital in a manner consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Group Variable Annuity | LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Group Variable Annuity | LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.66%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	13.67%
Group Variable Annuity | LVIP Fidelity Institutional AM Total Bond Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	(0.34%)
Average Annual Total Returns, 10 Years [Percent]	2.54%
Group Variable Annuity | LVIP Franklin Templeton Core Bond Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Core Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	2.24%
Group Variable Annuity | LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	34.31%
Average Annual Total Returns, 5 Years [Percent]	9.07%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Group Variable Annuity | LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.79%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Group Variable Annuity | LVIP Global Equity Managed Volatility Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Global Equity Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Group Variable Annuity | LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Group Variable Annuity | LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	5.65%
Group Variable Annuity | LVIP JPMorgan Retirement Income Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Group Variable Annuity | LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.51%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Group Variable Annuity | LVIP Mondrian Global Income Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	(3.30%)
Average Annual Total Returns, 10 Years [Percent]	0.36%
Group Variable Annuity | LVIP Mondrian International Value Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	36.38%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Group Variable Annuity | LVIP Nomura Diversified Floating Rate Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Nomura Diversified Floating Rate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Group Variable Annuity | LVIP Nomura High Yield Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Nomura High Yield Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Group Variable Annuity | LVIP Nomura SMID Cap Core Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura SMID Cap Core Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Group Variable Annuity | LVIP Nomura Social Awareness Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura Social Awareness Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	13.53%
Group Variable Annuity | LVIP Nomura U.S. REIT Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Nomura U.S. REIT Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Group Variable Annuity | LVIP State Street Bond Index Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP State Street Bond Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.73%)
Average Annual Total Returns, 10 Years [Percent]	1.67%
Group Variable Annuity | LVIP State Street Global Tactical Allocation Managed Volatility Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	6.63%
Group Variable Annuity | LVIP State Street International Index Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP State Street International Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	31.18%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Group Variable Annuity | LVIP State Street International Managed Volatility Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street International Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	25.00%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	5.57%
Group Variable Annuity | LVIP State Street SP 500 Index Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP State Street S&P 500 Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	14.16%
Average Annual Total Returns, 10 Years [Percent]	14.55%
Group Variable Annuity | LVIP State Street Small-Cap Index Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP State Street Small-Cap Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.46%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Group Variable Annuity | LVIP Structured Moderate Allocation Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	17.28%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Group Variable Annuity | LVIP T. Rowe Price 2020 Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2020 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.87%
Group Variable Annuity | LVIP T. Rowe Price 2030 Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2030 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Group Variable Annuity | LVIP T. Rowe Price 2040 Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2040 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Group Variable Annuity | LVIP T. Rowe Price 2050 Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2050 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	10.05%
Group Variable Annuity | LVIP T. Rowe Price 2060 Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2060 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	19.77%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Group Variable Annuity | LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.04%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	12.90%
Group Variable Annuity | Neuberger Berman AMT Quality Equity Portfolio - I Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity Portfolio - I Class
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.71%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Group Variable Annuity | Nomura VIP Small Cap Value Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Group Variable Annuity | T. Rowe Price International Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Group Variable Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit Before the Annuity Commencement DateThe payment of Death Benefits is governed by the applicable plan and the tax code. In addition, no payment of Death Benefits provided upon the death of the Participant will be allowed that does not satisfy the requirements of code section 72(s) or section 401(a)(9) of the tax code. The Participant may designate a Beneficiary during the Participant’s lifetime and change the Beneficiary by filing a written request with us. Each change of Beneficiary revokes any previous designation.If the Participant dies before the Annuity Commencement Date, the Death Benefit paid to the Participant’s designated Beneficiary will be the greater of: (1) the net contributions; or (2) the Participant’s account balance less any outstanding loan (including principal due and accrued interest), provided that, if we are not notified of the Participant’s death within six months of such death, we pay the Beneficiary the amount in (2).We determine the value of the Death Benefit as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the Participant; (2) written authorization for payment; and (3) all required claim forms, fully completed.If a Death Benefit is payable, the Beneficiary may elect to receive payment of the Death Benefit either in the form of a lump sum settlement or an Annuity Payout, or as a combination of these two. If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of Death Benefits. If no election is made within 60 days after we receive satisfactory notice of the Participant’s death, we will pay a lump sum settlement to the Beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.Payment will be made in accordance with applicable laws and regulations governing payment of Death Benefits.Under qualified contracts, if the Beneficiary is someone other than the spouse of the deceased Participant, the tax code provides that the Beneficiary may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the Participant’s death. If a non-spousal Beneficiary elects to receive payment in a single lump sum, the tax code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the Participant’s death.If the Beneficiary is the surviving spouse of the deceased Participant, distributions generally are not required under the tax code to begin earlier than December 31st of the calendar year in which the Participant would have attained age 70. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the Beneficiary must commence, the date of death of the surviving spouse is substituted for the date of death of the Participant.If the Beneficiary is the spouse of the Participant, then the spouse may elect to continue the Contract as the new Participant. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the Contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract.Other rules apply to nonqualified annuities. See “Federal Tax Matters.”If there is no living named Beneficiary on file with us at the time of a Participant’s death and unless the plan directs otherwise, we will pay the Death Benefit to the Participant’s estate in the form of a lump sum payment, upon receipt of satisfactory proof of the participant’s death, but only if we receive proof of death no later than the end of the fourth calendar year following the year of the Participant’s death. In such case, the value of the Death Benefit will be determined as of the end of the Valuation Period during which we receive due proof of death, and the lump sum Death Benefit generally will be paid within seven days of that date.
Group Variable Annuity | Dollar-Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer a designated amount from certain Subaccount, or the fixed side of the contract, into one or more Subaccounts on a monthly basis for 1, 2 or 3 years.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $10,000 for 1 year, and $25,000 for 2 years and 3 years. ●Different time periods may be offered for new Purchase Payments and for transfers of Contract Value.●State variations may exist.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Operation of Benefit [Text Block]	Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer a designated amount from select variable Subaccounts, or the fixed side of the contract, into one or more Subaccounts on a monthly basis for 1, 2 or 3 years. The minimum amount to be dollar cost averaged is $10,000 for 1 year, and $25,000 for 2 years or 3 years. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist.
Group Variable Annuity | Systemic Transfer Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systemic Transfer Service
Purpose of Benefit [Text Block]	Allows you to fully liquidate your fixed account balance over four years and automatically transfer to one or more of the Subaccounts.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	This service is only available for GVA III Participants.
Name of Benefit [Text Block]	Systemic Transfer Service
Operation of Benefit [Text Block]	Systematic Transfer Service. The systematic transfer service allows you to fully liquidate your fixed account balance over four years and transfer the amounts into one or more of the Subaccounts. This service is only available for GVA III Participants.
Group Variable Annuity | Account Sweep Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Sweep Service
Purpose of Benefit [Text Block]	Allows you to keep designated amount in on Subaccount or the fixed account.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Beginning May 1, 2010, this service will no longer be available unless the Contractowner has enrolled prior to that date. ●Automatically transfer excess amount to other Subaccounts of your choice.
Name of Benefit [Text Block]	Account Sweep Service
Operation of Benefit [Text Block]	Account Sweep Service. The account sweep service allows you to keep a designated amount in one Subaccount or the fixed account, and automatically transfer the excess to other Subaccounts of your choice. Beginning May 1, 2010, this service will no longer be available unless the Contractowner has enrolled in this service prior to this date.
Group Variable Annuity | Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Rebalancing my take place quarterly, semi-annually or annually.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Account Value allocated to each Subaccount or the fixed account. The rebalancing may take place quarterly, semi-annually or annually.
Group Variable Annuity | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 50
Optional Benefit Expense, Maximum [Dollars]	$ 50
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	You may be eligible to take a loan against your Contract Value.
Optional Benefit Expense, Maximum [Dollars]	$ 50
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Brief Restrictions / Limitations [Text Block]	Only available to Participants in a tax deferred retirement plan that allows Participant loans. ●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. ●Loan collateral does not participate in the investment experience of the Sub-Accounts, which can impact the Contract Value and Death Benefit, even if the loan is repaid in full.
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	LoansIf the Plan permits loans, then during the Participant's accumulation period, the Participant may apply for a loan by completing a loan application that we provide. The Participant's account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Employee Retirement Income Security Act of 1974 (ERISA), and the Participant's Plan. For plans subject to the IRC and Title I of ERISA, the initial amount of a Participant loan cannot exceed the lesser of 50% of the Participant's vested account balance in the fixed account or $50,000 and, pursuant to the terms of the Contract, must be at least $1,000. For plans subject to the IRC, but not subject to Title I of ERISA, a Participant is subject to the same $50,000 maximum, but may borrow up to $10,000 of his or her vested account balance even if that would be greater than 50% of his or her vested account balance. A Participant who incurs a qualified disaster may borrow up to the lesser of $100,000 or 10% of his or her vested account balance. A Participant may have only one loan outstanding at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. If the contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. More information about loan and loan interest rates is provided in the contract, the active life certificates, and the annuity loan agreement, and is also available from us.
Group Variable Annuity | Breakpoint
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.75%
Base Contract Expense, Footnotes [Text Block]	Only certain contracts or plans are eligible for a breakpoint charge. See Charges, Other Deductions, and Adjustments.
Group Variable Annuity | Fixed Options
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Side of the ContractInformation regarding the features of the fixed account, if available, including (i) its name and (ii) its minimum guaranteed interest rate, is available in Appendix A – Investment Options Available Under the Contract.Depending on when you purchased your Contract, you may be permitted to make allocations to the fixed account. The portion of the Account Value allocated to the fixed side of the contract becomes part of our general account, and does not participate in the investment experience of the VAA.In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and have not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Disclosures in this prospectus about the general account, however, are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Contributions allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the Contract. A Contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all Participant data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.ANY INTEREST IN EXCESS OF THE GUARANTEED MINIMUM INTEREST RATE WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE GUARANTEED MINIMUM INTEREST RATE WILL BE DECLARED.Under GVA III, special limits apply to transfers and withdrawals from the fixed account. See Charges, Other Deductions, and Adjustments – Fixed Account Withdrawal/Transfer Limits for GVA III.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
Group Variable Annuity | DCA Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account
Fixed Option Available, Term	60 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
Group Variable Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●You can lose money by investing in this Contract, including loss of principal.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Group Variable Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.●A surrender or withdrawal from GVA I and GVA II contracts may result in surrender charges. Any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.●The benefits of tax deferral and long-term income also mean the Contract is more beneficial to investors with a long-term investment horizon.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon.
Group Variable Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract. ●Each investment option (including the fixed account option) has its own unique risks.●You should review the available investment options before making an investment decision.
Group Variable Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-341-0441 or visiting www.LincolnFinancial.com.
Group Variable Annuity | Variable Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
Group Variable Annuity | Managed Volatility Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
Group Variable Annuity | Withdrawal Risk (Illiquidity Risk)
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract.
Group Variable Annuity | Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Transfer Risk. There may be restrictions on the number of transfers for Participants in the GVA III Contract. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time.
Group Variable Annuity | Loan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loan Risk. The amount of the loan collateral does not participate in the investment experience of the Subaccounts; therefore, loans can impact the Contract Value and Death Benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due.
Group Variable Annuity | Fee and Expense Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
Group Variable Annuity | Financial Strength and Claims-Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Group Variable Annuity | Cybersecurity and Business Interuption Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Group Variable Annuity | GVA I
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges, Other Deductions, and Adjustments — Surrender Charge.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,514
Surrender Expense, 3 Years, Maximum [Dollars]	12,743
Surrender Expense, 5 Years, Maximum [Dollars]	18,252
Surrender Expense, 10 Years, Maximum [Dollars]	28,160
No Surrender Expense, 1 Year, Maximum [Dollars]	2,381
No Surrender Expense, 3 Years, Maximum [Dollars]	7,334
No Surrender Expense, 5 Years, Maximum [Dollars]	12,554
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,861
Group Variable Annuity | GVA II
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges, Other Deductions, and Adjustments — Surrender Charge.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,540
Surrender Expense, 3 Years, Maximum [Dollars]	13,824
Surrender Expense, 5 Years, Maximum [Dollars]	19,392
Surrender Expense, 10 Years, Maximum [Dollars]	30,758
No Surrender Expense, 1 Year, Maximum [Dollars]	2,381
No Surrender Expense, 3 Years, Maximum [Dollars]	7,334
No Surrender Expense, 5 Years, Maximum [Dollars]	12,554
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,861
Group Variable Annuity | GVA III
Item 3. Key Information [Line Items]
Surrender Charge (of Purchase Payments) Maximum [Percent]	0.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,361
Surrender Expense, 3 Years, Maximum [Dollars]	7,274
Surrender Expense, 5 Years, Maximum [Dollars]	12,453
Surrender Expense, 10 Years, Maximum [Dollars]	26,660
No Surrender Expense, 1 Year, Maximum [Dollars]	2,361
No Surrender Expense, 3 Years, Maximum [Dollars]	7,274
No Surrender Expense, 5 Years, Maximum [Dollars]	12,453
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,660